Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 30, 2021	Mar. 31, 2021
Accounting Policies [Line Items]
Advertising and marketing expense	¥ 125,507	¥ 57,296	¥ 77,267
Foreign exchange translation rate				6.3726
Loans receivable balance subject to the guarantee	209,000	45,000
VAT are included in net revenues	2,620,000	1,434,000	1,359,000
Incentive costs	87,864	1,726	0
Recognition of ROU assets	130,000
Related lease liabilities	119,000
Financial Guarantee [Member]
Accounting Policies [Line Items]
Revenues	¥ 31,200	5,500	400
Guiyang Huochebang Technology Co.Limited [Member]
Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					100.00%
Value Added Tax Rate Percentage One [Member]
Accounting Policies [Line Items]
Value added tax rate	6.00%
Value Added Tax Rate Percentage Two [Member]
Accounting Policies [Line Items]
Value added tax rate	9.00%
Value Added Tax Rate Percentage Three [Member]
Accounting Policies [Line Items]
Value added tax rate	13.00%
Consolidated Trusts [Member]
Accounting Policies [Line Items]
Cumulative delinquent loans repurchased	¥ 69,000	51,000
Provision for loan and lease losses	¥ 21,000	¥ 29,000	¥ 25,000
Consolidated Trusts [Member] | Maximum [Member]
Accounting Policies [Line Items]
Loans receivable fixed rate of interest	36.00%
Consolidated Trusts [Member] | Minimum [Member]
Accounting Policies [Line Items]
Loans receivable fixed rate of interest	20.00%
Sales Revenue Net [Member] | Consolidated Trusts [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	2.00%	5.00%	3.00%
Sales Revenue Net [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	99.00%	99.00%	99.00%
Assets [Member] | Consolidated Trusts [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	1.00%	1.00%
Assets [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	22.00%	19.00%
Liabilities, Total [Member] | Consolidated Trusts [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	0.00%	2.00%
Liabilities, Total [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	73.00%	70.00%